INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of income tax expense
	2014	2013	2012

Current	$853,819	$900,288	$1,962,873
Deferred	43,864	(41,291)	(319,200)

	$897,683	$858,997	$1,643,673

Schedule of year-end deferred tax assets and liabilities

	2014	2013

Deferred tax assets
Allowance for loan losses	$2,069,640	$1,875,345
Other real estate owned	538,175	518,265
Nonaccrual loan interest	29,542	117,991
Accrued pension	319,314	330,783
Accrued expenses	161,500	214,880
Unrealized loss on securities	—	2,640,761
Other	76,427	71,566

Deferred tax liabilities
Unrealized gain on securities	(407,487)	—
Bank premises and equipment	(1,189,944)	(1,061,101)
FHLB stock	(1,193,642)	(1,343,242)
Prepaid expenses	(281,930)	(78,914)
Mortgage servicing rights	(410,968)	(456,922)
Core deposit intangibles	(60,180)	(103,360)
Low income housing investments	(166,844)	(148,470)
Other	(138,175)	(140,042)

Net deferred tax asset (liability)	$(654,572)	$2,437,540

Schedule of reconciliation of effective tax rates and federal statutory rates applied to financial statement income

	2014	2013	2012

U. S. federal income tax rate	34.0%	34.0%	34.0%
Changes from the statutory rate
Tax-exempt interest income	(14.7)	(16.8)	(13.8)
Historic and low income tax credits	(7.0)	(5.4)	(2.1)
Insurance captive	(1.8)	—	—
Non-deductible interest expense related to carrying tax-exempt investments	0.4	0.5	0.4
Other	0.4	0.6	0.5

	11.3%	12.9%	19.0%